Interest Rate Benchmark Reform	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Interest Rate Benchmark Reform
4	Interest Rate Benchmark Reform
Overview
Major interest rate benchmark review and reform has been undertaken globally, with a view to either reforming or phasing out certain interbank offered rates (IBORs), including the Canadian Dollar Offered Rate (CDOR). As alternatives to IBORs, regulators have recommended markets begin adopting alternative risk-free rates (RFRs). The Bank has significant exposures to the London Interbank Offered Rate (LIBOR), particularly USD and GBP LIBOR.
IBOR reform and the associated move from IBORs to RFRs carries systemic and market risks. These risks, such as increased volatility, lack of liquidity and uneven fallback practices, may impact market participants. In addition to these inherent risks, the Bank is exposed to operational risk arising from the renegotiation of contracts, technology readiness to issue and trade products referencing RFRs, and conduct with clients and counterparties.
The Bank has established an enterprise-wide program (the Transition Program) to support the Bank’s transition away from LIBOR and other IBORs to RFRs. The focus of the Transition Program is to address risks by identifying the exposures to various IBORs, evaluating the existing contract language when the IBORs cease to be published or available, developing the capabilities to issue and trade products referencing RFRs and communicating with clients and counterparties regarding industry developments pertaining to IBOR reform. The Transition Program provides quarterly updates to the Bank’s Regulatory Oversight Committee, and annually, to the Risk Committee of the Board of Directors, regarding the status of transition plans for migrating the Bank’s IBOR-linked products and upgrading systems and processes.
On March 5, 2021, the FCA confirmed that the publication of most tenors of USD LIBOR (i.e., overnight, one-month,
three-month,
six-month
and
12-month
LIBOR) ceases immediately following a final publication on June 30, 2023. The scheduled cessation date for GBP, JPY, CHF and EUR LIBORs, remains December 31, 2021. This announcement provides certainty regarding the future of the various LIBOR currencies and tenors and serves to set the fixed spread adjustment that will be used in industry standard fallback provisions for both derivative and cash products.
While the most widely used USD LIBOR tenors will continue to be published in their current form until June 30, 2023, the Federal Reserve Board has advised that banks should no longer write USD LIBOR linked contracts after December 31, 2021, and sooner, where practicable. Similarly, the Office of the Superintendent of Financial Institutions on June 22, 2021, stated that Federally Regulated Financial Institutions should stop using USD LIBOR as a reference rate as soon as possible and should not enter into transactions using USD LIBOR as a reference rate after December 31, 2021.
On July 29, 2021, the Alternative Reference Rate Committee (ARRC) announced its formal recommendation of the CME Group’s forward-looking Secured Overnight Financing Rate (SOFR) term rates. This recommendation marks the completion of the ARRC’s Paced Transition Plan, the series of specific steps established by the ARRC in 2017 to encourage the adoption of SOFR as an alternative to USD LIBOR.
On November 16, 2021, the FCA confirmed that it will allow the temporary use of “synthetic” sterling and yen LIBOR rates in all legacy LIBOR contracts, other than cleared derivatives, that have not been amended by December 31, 2021.
The change to contractual terms of financial assets and financial liabilities with rates that are subject to IBOR reform is not yet complete. The Bank continues to work towards meeting the regulatory and industry-wide recommended milestones on cessation of LIBOR and will be working with clients and counterparties to issue products based on alternative reference rates.
Non-derivative
financial assets and financial liabilities
The following table reflects the Bank’s IBOR exposure to
non-derivative
financial assets and financial liabilities as at October 31, 2021, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR maturing after June 30, 2023, and GBP LIBOR and Other Rates with most maturing after December 31, 2021. Six-month and twelve-month CDOR tenors ceased to be published after May 17, 2021. These exposures could remain outstanding until IBOR ceases and will therefore transition in the future.

	Carrying amount
	As at October 31, 2021					As at November 1, 2020
($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)(2)		Total	USD LIBOR	GBP LIBOR	Other Rates (1)		Total
	Maturing after June 30, 2023	Maturing after December 31, 2021				Maturing after June 30, 2023	Maturing after December 31, 2021

Non-derivative financial assets (4)	$38,517	$1,013	$1,289		$40,819	$27,500	$1,468	$695		$29,663
Non-derivative financial liabilities (5)	1,306	–	750	(3)	2,056	1,229	949	750	(3)	2,928

(1)	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR, and six-month CDOR.
(2)	Includes exposures to SGD Swap Offer Rate (SOR) maturing after June 30, 2023.
(3)	The Series 2006-1 Bank Deposit Note of $750 million is currently at a fixed rate and will subsequently reset to a six-month CDOR based rate after December 31, 2036.
(4)	Non derivative financial assets include carrying amounts of debt securities and loans (debt securities and loans measured at amortized cost are gross of allowance for credit losses).
(5)	Non-derivative financial liabilities include carrying amounts of deposits, subordinated debentures and other liabilities.
In addition to the exposures noted in the table above, Additional Tier 1 (AT1) capital instruments of $1.56 billion (US$1.25 billion) that are currently at a fixed rate and, if outstanding, will subsequently reset to three-month USD LIBOR on October 12, 2022.
Derivatives and undrawn commitments
The following table reflects the Bank’s IBOR exposure to derivatives and undrawn commitments as at October 31, 2021, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR maturing after June 30, 2023, and GBP LIBOR and Other Rates with most maturing after December 31, 2021. These exposures could remain outstanding until IBOR ceases and will therefore transition in the future.

	Notional amount
	As at October 31, 2021				As at November 1, 2020
($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)(2)	Total	USD LIBOR	GBP LIBOR	Other Rates (1)	Total
	Maturing after June 30, 2023	Maturing after December 31, 2021			Maturing after June 30, 2023	Maturing after December 31, 2021
Derivatives

Single currency interest rate swaps	$600,359	$711,297	$17,178	$1,328,834	$410,590	$699,339	$16,697	$1,126,626
Cross currency interest rate swaps (3)	280,968	44,300	29,191	354,459	231,539	31,052	19,084	281,675
Other (4)	38,078	35,538	–	73,616	20,885	29,486	–	50,371
Undrawn commitments	32,454	760	454	33,668	20,354	1,094	464	21,912

(1)	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors ceased to publish after May 17, 2021.
(2)	Includes exposures to SGD SOR maturing after June 30, 2023.
(3)
For cross currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(4)	Other derivatives include futures, forward rate agreements and options.
Hedging derivatives
The following table reflects the Bank’s IBOR exposure to hedging derivatives as at October 31, 2021, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to hedging derivatives include USD LIBOR maturing after Jun 30, 2023, and GBP LIBOR maturing after December 31, 2021. These exposures will remain outstanding until IBOR ceases and will therefore transition in the future
.

Notional amount
	As at October 31, 2021			As at October 31, 2020
($ millions)	USD LIBOR	GBP LIBOR	Total	USD LIBOR (2)	GBP LIBOR	Total
	Maturing after June 30, 2023	Maturing after December 31, 2021		Maturing after December 31, 2021

Hedging derivatives (1)	$61,936	$5,725	$67,661	$105,200	$4,900	$110,100

(1)
For cross currency swaps where both legs are referencing rates directly impacted by the Interest Rate Benchmark Reform, and a CAD leg is inserted to create two separate hedging relationships, the relevant notional amount for both legs are included in this table.

(2)	Prior year USD LIBOR balance is not restated as the FCA announced in March 2021 for extending the cessation date for USD LIBOR from December 31, 2021, to June 30, 2023.